Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 26, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 26, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 03, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 08, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 27, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 09, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 23, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Apr. 07, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Jun. 25, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 06, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 04, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Sep. 05, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Apr. 04, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jan. 10, 2018	Jan. 09, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 06, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 23, 2015
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	$ 11,127	$ 10,966	$ 10,722	$ 10,625	$ 10,452	$ 10,702	$ 10,598		$ 10,727	$ 10,752	$ 10,359	$ 9,913		$ 10,064	$ 10,310	$ 10,373	$ 10,362	$ 10,379	$ 10,487		$ 10,424	$ 10,185	$ 10,441	$ 10,127	$ 10,162		$ 9,796	$ 9,905	$ 10,351	$ 10,627	$ 10,367		$ 10,578	$ 10,520	$ 10,928	$ 11,229		$ 11,384	$ 11,639	$ 11,647	$ 11,633	$ 11,643	$ 11,743	$ 11,751	$ 11,634	$ 11,550	$ 11,506	$ 11,410	$ 11,544		$ 11,695	$ 11,769	$ 11,729	$ 11,578	$ 11,619	$ 11,640	$ 11,708	$ 11,506	$ 11,410	$ 11,305		$ 11,083	$ 11,304	$ 11,137	$ 10,940	$ 10,924	$ 10,926	$ 10,891	$ 10,939	$ 10,696	$ 10,665		$ 10,516	$ 10,357	$ 10,343		$ 10,159	$ 10,148	$ 10,010		$ 9,856	$ 9,812	$ 9,895		$ 9,937	$ 9,889	$ 9,868	$ 9,882	$ 9,829		$ 9,895	$ 9,845	$ 9,939	$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,127	10,966	10,722	10,625	10,452	10,702	10,598		10,727	10,752	10,359	9,913		10,064	10,310	10,373	10,362	10,379	10,487		10,424	10,185	10,441	10,127	10,162		9,796	9,905	10,351	10,627	10,367		10,578	10,520	10,928	11,229		11,384	11,639	11,647	11,633	11,643	11,743	11,751	11,634	11,550	11,506	11,410	11,544		11,695	11,769	11,729	11,578	11,619	11,640	11,708	11,506	11,410	11,305		11,083	11,304	11,137	10,940	10,924	10,926	10,891	10,939	10,696	10,665		10,516	10,357	10,343		10,159	10,148	10,010		9,856	9,812	9,895		9,937	9,889	9,868	9,882	9,829		9,895	9,845	9,939	$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	9,953	9,808	9,591	9,504	9,349	9,572	9,479		9,594	9,617	9,266	8,867		9,002	9,222	9,278	9,269	9,283	9,380		9,323	9,110	9,339	9,058	9,089		8,762	8,860	9,258	9,506	9,272		9,462	9,410	9,774	10,044	$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,141	10,979	10,736	10,638	10,465	10,715	10,611		10,740	10,766	10,372	9,925		10,077	10,323	10,386	10,375	10,392	10,500		10,437	10,197	10,454	10,140	10,174		9,809	9,917	10,364	10,641	10,380		10,591	10,533	10,941	11,243		11,398	11,654	11,662	11,648	11,657	11,758	11,765	11,648	11,564	11,520	11,424	11,559		11,710	11,784	11,743	11,592	11,634	11,655	11,722	11,520	11,425	11,319		11,097	11,318	11,151	10,954	10,938	10,940	10,905	10,952	10,710	10,678		10,529	10,370	10,356		10,172	10,161	10,023		9,868	9,824	9,907		9,950	9,901	9,880	9,895	9,841		9,907	9,857	9,952		$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,563	11,383	11,160	11,057	10,933	11,039	10,913		10,881	10,877	10,492	10,036	$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,546	11,379	11,126	11,026	10,846	11,105	10,997		11,131	11,157	10,750	10,287		10,444	10,699	10,764	10,753	10,770	10,883		10,816	10,569	10,835	10,509	10,545		10,166	10,278	10,741	11,028	10,757		10,977	10,917	11,340	11,652		11,813	12,078	12,086	12,072	12,081	12,185	12,194	12,072	11,985	11,939	11,840	11,979		12,136	12,213	12,171	12,014	12,057	12,079	12,149	11,939	11,840	11,731		11,500	11,729	11,556	11,353	11,336	11,338	11,302	11,351	11,100	11,067		10,912	10,748	10,733		10,542	10,531	10,388		10,228	10,182	10,268		10,312	10,261	10,240	10,255	10,199		10,268	10,216	10,314			$ 10,414	$ 10,368	$ 10,384	$ 10,371	$ 10,408	$ 10,319	$ 10,281	$ 10,277	$ 10,198	$ 10,103	$ 10,118	$ 10,040	$ 10,005	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	21,072						18,883								16,575							14,475							14,295							15,681							16,103						13,473							12,277							10,262						10,068			$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	15,186	14,827	14,648	14,141	13,473	14,047	13,609		12,919	12,705	12,153	11,136		11,375	11,945	12,138	11,760	11,031	10,984		10,815	10,432	10,693	10,061	10,676	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	15,186	14,827	14,648	14,141	13,473	14,047	13,609		12,919	12,705	12,153	11,136		11,375	11,945	12,138	11,760	11,031	10,984		10,815	10,432	10,693	10,061	10,676	10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	14,987	14,666	14,422	13,980	13,324	13,912	13,461		12,781	12,612	12,014	11,015		11,283	11,855	12,064	11,676	10,934	10,914		10,772	10,456	10,709	10,052	10,668	$ 10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	14,922						13,403								11,804							10,410							10,230							11,217							11,521						9,708	$ 10,000
FTSE Developed ex US Net Tax (US RIC) Index
Account Value [Line Items]
Account Value	18,335	17,808	17,250	17,485	16,902	17,364	16,792		16,471	16,496	15,627	14,247		14,888	15,411	16,039	15,505	14,841	15,423		15,018	14,690	15,083	13,941	14,005		12,629	11,975	13,270	13,891	13,235		14,654	14,536	15,538	15,379		15,602	16,373	15,571	16,341	15,939	16,431	16,186	16,138	16,329	15,755	15,277	14,901		14,557	14,685	13,953	12,083	12,553	12,864	12,228	11,896	11,488	11,000		10,268	11,916	13,068	13,357	12,899	12,757	12,338	11,972	12,285	12,453		11,749	12,357	12,030		11,983	11,713	10,924		11,502	11,491	12,535		12,437	12,651	12,374	12,550	12,806		12,494	12,701	13,337			12,752	12,515	12,379	12,161	11,854	11,866	11,523	11,507	11,108	10,866	10,586	10,443	10,126		$ 9,812	$ 9,983	$ 10,186	$ 10,059	$ 10,033	$ 9,554	$ 9,831	$ 9,943	$ 9,651	$ 9,003	$ 9,144	$ 9,823	$ 9,987	$ 10,000
MSCI World Index
Account Value [Line Items]
Account Value	20,677						18,687								16,616							14,955							14,374							16,138							16,925						14,572							13,043					$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	23,376	22,835	22,507	21,786	20,806	21,731	21,056		19,977	19,703	18,776	17,172		17,597	18,465	18,794	18,169	17,020	16,941		16,733	16,220	16,616	15,572	16,533		15,684	14,520	16,000	16,639	15,222		16,613	16,638	18,266	17,670		18,169	19,254	18,505	18,756	17,539	18,384	17,867	17,503	17,075	16,995	16,126	15,538		15,101	15,226	14,609	13,070	13,393	13,901	12,950	12,234	11,969	11,369		10,042	11,571	12,601	12,587	12,234	11,789	11,544	11,347	11,559	11,382		10,636	11,359	10,919		10,732	10,380	9,578		10,537	10,327	11,114		11,072	10,703	10,346	10,279	10,023	$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	31,064	30,344	29,909	28,951	27,649	28,878	27,981		26,547	26,182	24,950	22,819		23,384	24,538	24,974	24,144	22,617	22,512		22,236	21,554	22,080	20,693	21,970		20,843	19,295	21,262	22,111	20,227		22,076	22,110	24,274	23,481		24,144	25,586	24,590	24,925	23,307	24,430	23,742	23,259	22,691	22,584	21,430	20,649		20,067	20,234	19,413	17,368	17,797	18,472	17,209	16,257	15,905	15,108		13,345	15,377	16,745	16,727	16,258	15,666	15,340	15,079	15,360	15,126		14,133	15,095	14,509		14,261	13,794	12,727		14,003	13,723	14,768		$ 14,713	$ 14,223	$ 13,748	$ 13,660	$ 13,320		$ 13,275	$ 13,583	$ 14,101			$ 13,367	$ 13,219	$ 12,828	$ 12,541	$ 12,279	$ 12,241	$ 12,003	$ 11,920	$ 11,770	$ 11,647	$ 11,639	$ 11,205	$ 10,985		$ 10,782	$ 10,373	$ 10,579	$ 10,571	$ 10,557	$ 10,170	$ 10,147	$ 9,972	$ 9,918	$ 9,272	$ 9,275	$ 9,803	$ 9,983	$ 10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	12,532	12,333	12,297	11,830	11,764	11,679	11,428		10,909	11,440	11,010	10,194		10,606	10,891	11,606	10,926	10,526	10,706		10,829	10,510	11,239	10,416	10,565		9,200	9,495	10,756	10,711	10,738		11,502	11,452	12,126	12,406		12,789	13,035	12,795	13,339	13,209	13,755	13,672	13,901	13,977	13,567	13,179	13,015		12,762	12,734	12,081	10,649	10,883	11,357	11,111	10,200	9,501	9,429		8,638	10,210	10,779	11,306	10,521	10,535	10,109	9,920	10,428	10,557		9,937	10,715	10,494		10,406	10,383	9,546	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	14,914	14,444	14,032	14,262	13,731	14,076	13,643		13,398	13,321	12,649	11,575		12,064	12,490	12,988	12,581	12,033	12,565		12,220	11,924	12,178	11,266	11,257		10,118	9,601	10,592	11,120	10,592		11,676	11,589	12,391	12,311		12,533	13,169	12,528	13,139	12,824	13,207	12,978	12,881	13,069	12,617	12,248	11,973		11,710	11,836	11,310	9,792	10,200	10,472	9,960	9,733	9,412	9,020		8,472	9,777	10,749	10,978	10,633	10,514	10,149	9,867	10,129	10,259		9,685	10,173	9,895		9,833	9,589	8,998		$ 9,457	$ 9,468	$ 10,287	$ 10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	12,532	12,333	12,297	11,830	11,764	11,679	11,428		10,909	11,440	11,010	10,194		10,606	10,891	11,606	10,926	10,526	10,706		10,829	10,510	11,239	10,416	10,565		9,200	9,495	10,756	10,711	10,738		11,502	11,452	12,126	12,406		12,789	13,035	12,795	13,339	13,209	13,755	13,404	14,372	14,183	14,022	13,681	13,891		13,785	13,375	12,459	11,405	11,174	11,357	11,111	10,200	9,501	9,429		8,638	10,210	10,779	11,306	10,521	10,535	10,109	9,920	10,428	10,557		9,937	10,715	10,494		$ 10,406	$ 10,383	$ 9,546	$ 10,000
MSCI USA Index
Account Value [Line Items]
Account Value	14,009	13,680	13,510	13,044	12,449	12,985	12,585		11,944	11,761	11,231	10,264		10,505	11,022	11,211	10,838	10,161	10,095	$ 10,000
MSCI USA Index
Account Value [Line Items]
Account Value	22,233	21,709	21,440	20,700	19,756	20,607	19,972		18,955	18,664	17,824	16,288		16,672	17,631	17,933	17,336	16,253	16,147		15,945	15,398	15,775	14,801	15,726		14,914	13,817	15,230	15,851	14,498		$ 15,807	$ 15,841	$ 17,421	$ 16,829		$ 17,337	$ 18,377	$ 17,679	$ 17,859	$ 16,694	$ 17,521	$ 17,019	$ 16,626	$ 16,176	$ 16,098	$ 15,267	$ 14,714		$ 14,339	$ 14,474	$ 13,900	$ 12,459	$ 12,792	$ 13,287	$ 12,360	$ 11,667	$ 11,407	$ 10,843		$ 9,582	$ 10,974	$ 11,948	$ 11,925	$ 11,585	$ 11,166	$ 10,928	$ 10,737	$ 10,927	$ 10,761		$ 10,054	$ 10,733	$ 10,319	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	14,993	14,638	14,462	13,961	13,301	13,868	13,436		$ 12,755	$ 12,544	$ 11,999	$ 10,995		$ 11,231	$ 11,793	$ 11,984	$ 11,611	$ 10,891	$ 10,844		$ 10,677	$ 10,299	$ 10,557	$ 9,933	$ 10,540		$ 9,982	$ 9,235	$ 10,171	$ 10,604	$ 9,709	$ 10,000
MSCI World Index
Account Value [Line Items]
Account Value	$ 11,085	$ 10,799	$ 10,612	$ 10,401	$ 9,956	$ 10,337	$ 10,018	$ 10,000